Summary of Significant Accounting Policies (Details) - USD ($)					6 Months Ended	12 Months Ended
	Apr. 15, 2025	Jan. 21, 2025	Jun. 03, 2024	Apr. 17, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage					0.00%	0.00%
Contract revenue rate					40.00%	40.00%
Lease term						12 months
Number of ordinary shares (in Shares)	1	20
Ordinary shares (in Shares)			102,890,000	53,600,000	1,070,279
Board of Directors Chairman [Member]
Summary of Significant Accounting Policies [Line Items]
Number of ordinary shares (in Shares)	10	1
Customer Concentration Risk [Member] | Customer [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer Two [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage							96.30%
Ordinary shares, no par value per share [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares (in Shares)
OSL Group [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit (in Dollars)						$ 1,000,000
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						30.60%	30.60%